Document And Entity Information	Oct. 19, 2026
Document Information Line Items
Entity Central Index Key	0002036060
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	SECURITY MIDWEST BANCORP, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56767
Entity Tax Identification Number	99-4917712
Entity Address, Address Line One	510 E. Monroe
Entity Address, City or Town	Springfield
Entity Address, Postal Zip Code	62701
City Area Code	217
Local Phone Number	789-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Trading Symbol	None
Entity Emerging Growth Company	false
Amendment Flag	false